FAIR VALUE MEASUREMENTS - Fair value information on recurring basis (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	$ 170,666
Bridge Note - Bifurcated Derivative	364,711
Level 3
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	170,666
Bridge Note - Bifurcated Derivative	$ 364,711